RECONCILIATION OF LIABILITIES AT FAIR VALUE (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Contingent liabilities beginning balance
Derivative Liability
Change in fair value of contingent liabilities		$ (194,000)		(472,000)
Contingent liabilities ending balance		9,454,000		9,454,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability		391,648		391,648
Contingent liabilities ending balance		9,454,000		9,454,000
Fair Value, Inputs, Level 3 [Member] | Contingent Liability [Member]
Defined Benefit Plan Disclosure [Line Items]
Contingent liabilities beginning balance
Derivative Liability		391,648		391,648
Valuation of contingent liabilites assumed	[1]			9,926,000
Change in fair value of contingent liabilities				(472,000)
Contingent liabilities ending balance		$ 9,845,648		$ 9,845,648

[1]	Measured as at Somah acquisition date of July 31, 2020, see Note 4.